Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer 1 [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	12.50%	21.50%
Customer 2 [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	6.40%	16.20%
Customer 3 [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	6.10%	10.30%